2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Stock-based compensation expense for employees and a consultant	$ 626,787	$ 22,947
Options granted to employees and members of the Board of Directors	643,325	0